SCHEDULE OF RECEIVABLES FROM CUSTOMERS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Receivables From Customers Broker-dealers And Clearing Organization
Asset management and advisory fee receivables	$ 48	$ 374		$ 525
Asset management and advisory fee receivables	8	65		276
Asset management and advisory fee receivables	50	387		696
Asset management and advisory fee receivables	113	883		1,497
Asset management and advisory fee receivables	(3)	(24)	$ (3)	(24)
Asset management and advisory fee receivables	$ 110	$ 859		$ 1,473